Intangible assets - Changes in intangible assets and goodwill (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	£ 12,572	£ 12,566
Ending Balance	12,557	12,572
Assets held for sale	65	24
Liabilities held for sale	32	0
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	13,820	13,690
Exchange differences	274	(630)
Additions	83	762
Disposals	247	2
Transfers to assets held for sale	(47)
Ending Balance	13,883	13,820
Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	(1,248)	(1,124)
Exchange differences	(16)	23
Amortisation for the year	63	58
Exceptional impairment		90
Disposals	(1)	(1)
Ending Balance	(1,326)	(1,248)
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	8,330	8,229
Ending Balance	8,274	8,330
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	8,946	8,815
Exchange differences	182	(347)
Additions	25	478
Disposals	230	0
Transfers to assets held for sale	(28)
Ending Balance	8,895	8,946
Brands | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	(616)	(586)
Exchange differences	(5)	10
Exceptional impairment		40
Disposals	0	0
Ending Balance	(621)	(616)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	2,678	2,723
Ending Balance	2,682	2,678
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	2,788	2,791
Exchange differences	28	(252)
Additions	10	249
Disposals	12	0
Transfers to assets held for sale	(19)
Ending Balance	2,795	2,788
Goodwill | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	(110)	(68)
Exchange differences	(3)	8
Exceptional impairment		50
Disposals	0	0
Ending Balance	(113)	(110)
Other intangibles
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	1,407	1,434
Ending Balance	1,462	1,407
Other intangibles | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	1,482	1,506
Exchange differences	56	(24)
Additions	2	0
Disposals	0	0
Transfers to assets held for sale	0
Ending Balance	1,540	1,482
Other intangibles | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	(75)	(72)
Exchange differences	0	0
Amortisation for the year	3	3
Exceptional impairment		0
Disposals	0	0
Ending Balance	(78)	(75)
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	157	180
Ending Balance	139	157
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	604	578
Exchange differences	8	(7)
Additions	46	35
Disposals	5	2
Transfers to assets held for sale	0
Ending Balance	653	604
Computer software | Amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning Balance	(447)	(398)
Exchange differences	(8)	5
Amortisation for the year	60	55
Exceptional impairment		0
Disposals	(1)	(1)
Ending Balance	(514)	£ (447)
United National Breweries
Reconciliation of changes in intangible assets and goodwill [abstract]
Assets held for sale	17
Liabilities held for sale	32
United Spirits Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Assets held for sale	£ 1